Variable Interest Entities (Assets and Liabilities of Consolidated Variable Interest Entities) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Variable Interest Entity [Line Items]
Total assets at end of fiscal year	¥ 381,735,733	¥ 367,650,018	¥ 353,824,625
Cash and due from banks	60,050,640	50,972,491
Interest-earning deposits in other banks	53,989,863	58,848,056
Trading account assets	46,168,461	42,668,336
Investment securities	62,261,931	55,815,751
Total liabilities	365,269,566	351,353,496
Deposits	235,276,781	224,589,943
Long-term debt	39,071,755	34,696,599
Consolidated VIEs
Variable Interest Entity [Line Items]
Total assets at end of fiscal year	21,101,620	18,958,567
Cash and due from banks	8,243	6,728
Interest-earning deposits in other banks	52,031	27,382
Trading account assets	1,367,928	1,252,308
Investment securities	2,076,737	1,824,892
Loans	16,598,585	15,651,462
All other assets	998,096	195,795
Total liabilities	614,936	584,032
Deposits	0	0
Other short-term borrowings	45,432	39,582
Long-term debt	406,429	449,231
All other liabilities	163,075	95,219
Consolidated VIEs | Pro forma, before transfer of assets and liabilities
Variable Interest Entity [Line Items]
Total assets at end of fiscal year	21,101,620
Cash and due from banks	8,243
Interest-earning deposits in other banks	52,031
Trading account assets	1,367,928
Investment securities	2,076,737
Loans	16,598,585
All other assets	998,096
Consolidated VIEs | Total consolidated assets before elimination
Variable Interest Entity [Line Items]
Total assets at end of fiscal year		26,382,625
Cash and due from banks		122,214
Interest-earning deposits in other banks		63,557
Trading account assets		1,306,671
Investment securities		2,392,134
Loans		22,270,506
All other assets		227,543
Total liabilities	27,220,347	25,782,756
Deposits	6,408,837	7,063,850
Other short-term borrowings	7,247,251	5,152,061
Long-term debt	11,900,840	11,830,663
All other liabilities	1,663,419	1,736,182
Consolidated VIEs | Total consolidated assets before elimination | Pro forma, before transfer of assets and liabilities
Variable Interest Entity [Line Items]
Total assets at end of fiscal year	27,841,574
Cash and due from banks	80,115
Interest-earning deposits in other banks	88,657
Trading account assets	1,431,484
Investment securities	2,677,372
Loans	22,538,621
All other assets	1,025,325
Consolidated VIEs | Total consolidated assets before elimination | Asset-backed conduits
Variable Interest Entity [Line Items]
Total assets at end of fiscal year	7,388,845	6,115,286
Cash and due from banks		114,679
Interest-earning deposits in other banks		24,959
Trading account assets		30,114
Investment securities		906,109
Loans		5,016,254
All other assets		23,171
Total liabilities	7,364,030	6,091,830
Deposits	0	0
Other short-term borrowings	5,587,813	4,443,656
Long-term debt	1,367,234	1,337,938
All other liabilities	408,983	310,236
Consolidated VIEs | Total consolidated assets before elimination | Asset-backed conduits | Pro forma, before transfer of assets and liabilities
Variable Interest Entity [Line Items]
Cash and due from banks	71,649
Interest-earning deposits in other banks	34,521
Trading account assets	47,606
Investment securities	1,027,862
Loans	6,185,514
All other assets	21,693
Consolidated VIEs | Total consolidated assets before elimination | Investment funds
Variable Interest Entity [Line Items]
Total assets at end of fiscal year		538,336
Cash and due from banks		578
Interest-earning deposits in other banks		28,021
Trading account assets		351,806
Investment securities		55,567
Loans		0
All other assets		102,364
Total liabilities	830,751	29,368
Deposits	0	0
Other short-term borrowings	817,292	0
Long-term debt	7,407	6,497
All other liabilities	6,052	22,871
Consolidated VIEs | Total consolidated assets before elimination | Investment funds | Pro forma, before transfer of assets and liabilities
Variable Interest Entity [Line Items]
Total assets at end of fiscal year	1,331,962
Cash and due from banks	0
Interest-earning deposits in other banks	46,157
Trading account assets	359,777
Investment securities	65,204
Loans	0
All other assets	860,824
Consolidated VIEs | Total consolidated assets before elimination | Special purpose entities created for structured financing
Variable Interest Entity [Line Items]
Total assets at end of fiscal year		192,200
Cash and due from banks		1,694
Interest-earning deposits in other banks		5,463
Trading account assets		7,294
Investment securities		0
Loans		119,002
All other assets		58,747
Total liabilities	127,768	101,814
Deposits	0	0
Other short-term borrowings	0	0
Long-term debt	109,352	95,218
All other liabilities	18,416	6,596
Consolidated VIEs | Total consolidated assets before elimination | Special purpose entities created for structured financing | Pro forma, before transfer of assets and liabilities
Variable Interest Entity [Line Items]
Total assets at end of fiscal year	248,952
Cash and due from banks	0
Interest-earning deposits in other banks	2,593
Trading account assets	8,624
Investment securities	0
Loans	135,606
All other assets	102,129
Consolidated VIEs | Total consolidated assets before elimination | Repackaged instruments
Variable Interest Entity [Line Items]
Total assets at end of fiscal year		342,771
Cash and due from banks		4,798
Interest-earning deposits in other banks		0
Trading account assets		134,387
Investment securities		111,711
Loans		88,209
All other assets		3,666
Total liabilities	245,829	345,606
Deposits	0	0
Other short-term borrowings	0	22,791
Long-term debt	230,285	248,535
All other liabilities	15,544	74,280
Consolidated VIEs | Total consolidated assets before elimination | Repackaged instruments | Pro forma, before transfer of assets and liabilities
Variable Interest Entity [Line Items]
Total assets at end of fiscal year	243,513
Cash and due from banks	7,882
Interest-earning deposits in other banks	0
Trading account assets	167,007
Investment securities	53,617
Loans	15,007
All other assets	0
Consolidated VIEs | Total consolidated assets before elimination | Securitization of the MUFG Group’s assets
Variable Interest Entity [Line Items]
Total assets at end of fiscal year		10,544,934
Cash and due from banks		0
Interest-earning deposits in other banks		1,204
Trading account assets		0
Investment securities		0
Loans		10,526,124
All other assets		17,606
Total liabilities	10,418,160	10,569,281
Deposits	0	0
Other short-term borrowings	0	0
Long-term debt	10,154,662	10,102,964
All other liabilities	263,498	466,317
Consolidated VIEs | Total consolidated assets before elimination | Securitization of the MUFG Group’s assets | Pro forma, before transfer of assets and liabilities
Variable Interest Entity [Line Items]
Total assets at end of fiscal year	10,389,398
Cash and due from banks	0
Interest-earning deposits in other banks	1,434
Trading account assets	0
Investment securities	0
Loans	10,371,275
All other assets	16,689
Consolidated VIEs | Total consolidated assets before elimination | Trust arrangements
Variable Interest Entity [Line Items]
Total assets at end of fiscal year		8,581,448
Cash and due from banks		0
Interest-earning deposits in other banks		0
Trading account assets		760,960
Investment securities		1,303,063
Loans		6,517,421
All other assets		4
Total liabilities	8,176,907	8,581,731
Deposits	6,408,837	7,063,850
Other short-term borrowings	840,690	683,346
Long-term debt	0	0
All other liabilities	927,380	834,535
Consolidated VIEs | Total consolidated assets before elimination | Trust arrangements | Pro forma, before transfer of assets and liabilities
Variable Interest Entity [Line Items]
Total assets at end of fiscal year	8,176,795
Cash and due from banks	0
Interest-earning deposits in other banks	0
Trading account assets	833,864
Investment securities	1,514,530
Loans	5,828,397
All other assets	4
Consolidated VIEs | Total consolidated assets before elimination | Other
Variable Interest Entity [Line Items]
Total assets at end of fiscal year		67,650
Cash and due from banks		465
Interest-earning deposits in other banks		3,910
Trading account assets		22,110
Investment securities		15,684
Loans		3,496
All other assets		21,985
Total liabilities	56,902	63,126
Deposits	0	0
Other short-term borrowings	1,456	2,268
Long-term debt	31,900	39,511
All other liabilities	23,546	21,347
Consolidated VIEs | Total consolidated assets before elimination | Other | Pro forma, before transfer of assets and liabilities
Variable Interest Entity [Line Items]
Total assets at end of fiscal year	62,109
Cash and due from banks	584
Interest-earning deposits in other banks	3,952
Trading account assets	14,606
Investment securities	16,159
Loans	2,822
All other assets	23,986
Consolidated VIEs | The amounts eliminated in consolidation
Variable Interest Entity [Line Items]
Total assets at end of fiscal year		(7,424,058)
Cash and due from banks		(115,486)
Interest-earning deposits in other banks		(36,175)
Trading account assets		(54,363)
Investment securities		(567,242)
Loans		(6,619,044)
All other assets		(31,748)
Total liabilities	(16,102,106)	(15,116,977)
Deposits	(302)	(756)
Other short-term borrowings	(3,696,647)	(2,590,224)
Long-term debt	(11,469,378)	(11,378,021)
All other liabilities	(935,779)	(1,147,976)
Consolidated VIEs | The amounts eliminated in consolidation | Pro forma, before transfer of assets and liabilities
Variable Interest Entity [Line Items]
Total assets at end of fiscal year	(6,739,954)
Cash and due from banks	(71,872)
Interest-earning deposits in other banks	(36,626)
Trading account assets	(63,556)
Investment securities	(600,635)
Loans	(5,940,036)
All other assets	(27,229)
Consolidated VIEs | The amount of liabilities with recourse to the general credit of the MUFG Group
Variable Interest Entity [Line Items]
Total liabilities	(10,503,305)	(10,081,747)
Deposits	(6,408,535)	(7,063,094)
Other short-term borrowings	(3,505,172)	(2,522,255)
Long-term debt	(25,033)	(3,411)
All other liabilities	¥ (564,565)	¥ (492,987)